OTHER NON-FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2025
OTHER NON-FINANCIAL LIABILITIES.
OTHER NON-FINANCIAL LIABILITIES

20  – OTHER NON-FINANCIAL LIABILITIES

Other current and non-current non-financial liabilities at each reporting period end are detailed as follows:

	Current		Non-current
Description	12.31.2025	12.31.2024	12.31.2025		12.31.2024
	ThCh$	ThCh$	ThCh$		ThCh$
Dividends payable	412,358	140,474,025	—		—
Other	77,609	1,629,557	3,782,958	(1)	2,252,985
Total	489,967	142,103,582	3,782,958		2,252,985
(1)	Mainly corresponds to a property tax liability in Brazil.